Hotchkis & Wiley Value Opportunities Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.8%		Shares	Value
Aerospace & Defense - 0.4%
Babcock International Group PLC		286,900	$2,699,917

Automobiles - 1.8%
General Motors Co.		258,700	12,166,661

Banks - 4.6%
Citigroup, Inc.		150,800	10,705,292
Citizens Financial Group, Inc.		153,800	6,301,186
Popular, Inc.		62,700	5,791,599
Wells Fargo & Co.		118,500	8,507,115
			31,305,192

Beverages - 0.6%
Heineken NV - ADR		99,600	4,059,696

Broadline Retail - 0.1%
Articore Group Ltd. (a)		4,782,949	602,078

Capital Markets - 3.2%
Bank of New York Mellon Corp.		87,800	7,363,786
Goldman Sachs Group, Inc.		14,800	8,085,092
State Street Corp.		66,900	5,989,557
			21,438,435

Chemicals - 6.3%
Ecovyst, Inc. (a)		2,010,800	12,466,960
Fuso Chemical Co. Ltd.		540,400	12,495,923
Iracore Investments Holdings, Inc. (Acquired 4/13/2017, Cost $6,892,250) (b)(c)(d)		32,422	7,946,308
Olin Corp.		342,300	8,297,352
UTEX Industries, Inc. (Acquired 5/11/2021, Cost $757,278) (b)(d)		24,058	1,170,903
			42,377,446

Communications Equipment - 14.2%
F5, Inc. (a)		208,190	55,434,751
Telefonaktiebolaget LM Ericsson - ADR (e)		5,218,800	40,497,888
			95,932,639

Construction & Engineering - 0.3%
Fluor Corp. (a)		61,700	2,210,094

Consumer Finance - 0.8%
SLM Corp.		180,313	5,295,793

Electronic Equipment, Instruments & Components - 1.2%
Avnet, Inc.		169,100	8,132,019

Energy Equipment & Services - 3.4%
Mcdermott International Ltd. (a)		6,659	109,877
NOV, Inc.		1,493,300	22,728,026
			22,837,903

Entertainment - 0.7%
Warner Bros Discovery, Inc. (a)		427,800	4,590,294

Ground Transportation - 3.4%
U-Haul Holding Co.		385,200	22,796,136

Health Care Equipment & Supplies - 3.0%
GE HealthCare Technologies, Inc.		169,500	13,680,345
Medtronic PLC		70,300	6,317,158
			19,997,503

Health Care Providers & Services - 5.4%
CVS Health Corp.		71,700	4,857,675
Elevance Health, Inc.		48,200	20,965,072
Humana, Inc.		40,500	10,716,300
			36,539,047

Hotels, Restaurants & Leisure - 0.8%
Marriott Vacations Worldwide Corp.		86,800	5,576,032

Industrial Conglomerates - 2.3%
Siemens AG		68,900	15,912,247

Insurance - 1.4%
American International Group, Inc.		69,300	6,024,942
Global Indemnity Group LLC - Class A		102,500	3,531,125
			9,556,067

Interactive Media & Services - 1.2%
Alphabet, Inc. - Class A		53,700	8,304,168

Machinery - 2.3%
Stanley Black & Decker, Inc.		138,300	10,632,504
Timken Co.		72,500	5,210,575
			15,843,079

Media - 6.7%
Comcast Corp. - Class A		302,600	11,165,940
Havas NV (a)		9,381,700	13,365,238
National CineMedia, Inc.		339,000	1,979,760
Stagwell, Inc. (a)		2,098,600	12,696,530
WPP PLC - ADR		172,400	6,544,304
			45,751,772

Metals & Mining - 0.0%(f)
Metals Recovery Holdings LLC (Acquired 7/24/2014 - 12/10/2019, Cost $6,965,758) (a)(b)(d)		7,042	4,225

Multi-Utilities - 4.7%
Dominion Energy, Inc.		571,900	32,066,433

Oil, Gas & Consumable Fuels - 7.4%
APA Corp.		674,300	14,173,786
Kosmos Energy Ltd. (a)		2,432,700	5,546,556
Murphy Oil Corp.		247,000	7,014,800
Ovintiv, Inc.		153,000	6,548,400
Shell PLC - ADR		231,150	16,938,672
			50,222,214

Passenger Airlines - 2.0%
Qantas Airways Ltd.		2,359,620	13,452,560

Professional Services - 1.4%
Randstad NV		231,300	9,614,309

Semiconductors & Semiconductor Equipment - 0.8%
Micron Technology, Inc.		64,600	5,613,094

Software - 11.8%
Microsoft Corp.		86,510	32,474,989
Workday, Inc. - Class A (a)		204,000	47,640,120
			80,115,109

Specialty Retail - 0.4%
Lithia Motors, Inc.		9,400	2,759,276

Tobacco - 2.2%
Philip Morris International, Inc.		92,800	14,730,144
TOTAL COMMON STOCKS (Cost $605,388,767)			642,501,582

PREFERRED STOCKS - 0.4%		Shares	Value
Financial Services - 0.4%
Federal Home Loan Mortgage Corp.		–	$–
Series K (a)		33,300	595,237
Series N (a)		116,400	2,002,662
Series S (a)		18,400	319,056
TOTAL PREFERRED STOCKS (Cost $268,508)			2,916,955

BANK LOANS - 0.4%		Par	Value
Chemicals - 0.2%
Iracore International, Inc., 13.45% (3 mo. Term SOFR + 9.00%), 04/12/2026 (Acquired 4/13/2017, Cost $1,685,735) (b)(d)(g)		1,685,735	1,685,735

Energy Equipment & Services - 0.2%
Lealand Finance Co. BV First Lien
7.44% (1 mo. Term SOFR + 3.00%), 06/30/2027 (Acquired 6/30/2020, Cost $442,883) (d)(g)		442,883	234,728
5.44% Cash and 3.00% PIK (1 mo. Term SOFR + 4.00%), 12/31/2027 (Acquired 6/30/2020 - 3/31/2025, Cost $1,524,985) (d)(g)(h)		1,493,081	649,490
			884,218
TOTAL BANK LOANS (Cost $3,653,603)			2,569,953

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.1%		Shares	Value
Real Estate Management & Development - 0.1%
Seritage Growth Properties - Class A (a)		307,200	992,256
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,374,890)			992,256

SHORT-TERM INVESTMENTS - 9.5%			Value
Investments Purchased with Proceeds from Securities Lending - 4.6%		Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.29% (i)		31,077,954	31,077,954

Time Deposits - 4.9%		Par
Citigroup, Inc., 3.68%, 04/01/2025 (j)		33,438,613	33,438,613
Royal Bank of Canada, 3.42%, 04/01/2025 (j)	GBP	1	1
			33,438,614
TOTAL SHORT-TERM INVESTMENTS (Cost $64,516,568)			64,516,568

TOTAL INVESTMENTS - 105.2% (Cost $675,202,336)			713,497,314
Liabilities in Excess of Other Assets - (5.2)%			(35,482,114)
TOTAL NET ASSETS - 100.0%			$678,015,200
two			–%
Percentages are stated as a percent of net assets.			–%

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

ADR - American Depositary Receipt GBP - British Pound
LLC - Limited Liability Company
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $10,807,171 or 1.6% of net assets as of March 31, 2025.

(c)
Affiliated security as defined by the Investment Company Act of 1940. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2025, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation/	Value at		Shares Held at
Issuer Name	June 30, 2024	Purchases	Sales	Gains (Losses)	Depreciation	March 31, 2025	Dividends	March 31, 2025
Iracore Investments Holdings, Inc.	$10,980,683	$-	$-	$-	$(3,034,375)	$7,946,308	$-	32,422
	$10,980,683	$-	$-	$-	$(3,034,375)	$7,946,308	$-

(d)
Restricted security purchased in a private placement transaction in which resale to the public may require registration. As of March 31, 2025, the value of these securities total $11,691,389 or 1.7% of the Fund’s net assets.

(e)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $30,451,698 which represented 4.5% of net assets.
(f)	Represents less than 0.05% of net assets.
(g)	The coupon rate shown on variable rate securities represents the rate at March 31, 2025.
(h)	Payment in-kind (PIK) security.
(i)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(j)	Invested through a cash management account administered by Brown Brothers Harriman & Co.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Hotchkis & Wiley Value Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$565,127,997	$68,252,149	$9,121,436	$642,501,582
Preferred Stocks	319,056	2,597,899	–	2,916,955
Bank Loans	–	884,218	1,685,735	2,569,953
Real Estate Investment Trusts - Common	992,256	–	–	992,256
Investments Purchased with Proceeds from Securities Lending	31,077,954	–	–	31,077,954
Time Deposits	–	33,438,614	–	33,438,614
Total Investments	$597,517,263	$105,172,880	$10,807,171	$713,497,314

Refer to the Schedule of Investments for further disaggregation of investment categories.
v

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2025:

	Fair Value at March 31, 2025	Valuation Techniques	Unobservable Inputs	Input Values (Weighted Average)*	Impact to Valuation from an Increase to Input

Common Stocks	$4,225	Estimated recovery value	Probability of asset recovery	$0.60	Increase
	9,117,211	Market comparable companies	EBIT multiple	9.2x - 11.2x (10.9x)	Increase
Total Common Stocks	9,121,436

Bank Loans	1,685,735	Market comparable securities	N/A	$$100.00	Increase
	$10,807,171

* Unobservable inputs were weighted by the fair value of the investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Bank Loans	Total
Balance at June 30, 2024	$10,984,908	$2,649,013	$13,633,921
Purchases	-	-	-
Sales	-	(963,278)	(963,278)
Accrued discounts (premiums)	-	-	-
Realized gains (losses)	-	-	-
Change in unrealized appreciation/depreciation	(3,034,375)	-	(3,034,375)
Transfers into Level 3	1,170,903	-	1,170,903
Balance at March 31, 2025	$9,121,436	$1,685,735	$10,807,171

Change in unrealized appreciation/depreciation for Level 3 assets held at March 31, 2025	$(3,034,375)	$-	$(3,034,375)